SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of financial assets measured at fair value on recurring basis) (Details) (USD $)	Jul. 31, 2013	Jul. 31, 2012
Marketable securities -
available-for-sale	$ 2,409,273	$ 2,215,209
Held-to-maturity		178,176
Fair value measurement	2,409,273	2,393,385
Level 1 [Member]
Marketable securities -
available-for-sale	2,409,273	2,215,209
Held-to-maturity		178,176
Fair value measurement	2,409,273	2,393,385
Level 2 [Member]
Marketable securities -
available-for-sale
Held-to-maturity
Fair value measurement
Level 3 [Member]
Marketable securities -
available-for-sale
Held-to-maturity
Fair value measurement